HOSPITALITY REVENUE (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total hospitality revenue	$ 196	$ 50	$ 255	$ 416
Room, food and beverage
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total hospitality revenue	165	42	218	318
Gaming, and other leisure activities
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total hospitality revenue	25	1	25	68
Other hospitality revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total hospitality revenue	$ 6	$ 7	$ 12	$ 30